                                             1933 Act Registration No. 002-74747
                                             1940 Act Registration No. 811-03313
================================================================================


     As filed with the Securities and Exchange Commission on March 10, 2006

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                 Pre-Effective Amendment No.                                 [ ]
                 Post-Effective Amendment No. 57                             [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                 Amendment No. 57                                            [X]
                        (Check appropriate box or boxes)

                           FIRST AMERICAN FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                800 NICOLLET MALL
                          MINNEAPOLIS, MINNESOTA 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 303-3738
              (Registrant's Telephone Number, including Area Code)

                              KATHLEEN L. PRUDHOMME
                       U.S. BANCORP ASSET MANAGEMENT, INC.
                          800 NICOLLET MALL, BC-MN-H05F
                        MINNEAPOLIS, MINNESOTA 55402-7020
                     (Name and Address of Agent for Service)

                                    Copy to:
                                  JAMES D. ALT
                              DORSEY & WHITNEY LLP
                        50 SOUTH SIXTH STREET, SUITE 1500
                          MINNEAPOLIS, MINNESOTA 55402

Approximate Date of Proposed Public Offering: As soon as possible following the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
     [X] on March 31, 2006 pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
     [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485


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PART A

Incorporated by reference to Post-Effective Amendment No. 56, Filed on January 30, 2006 (File Nos. 002-74747, 811-03313).

PART B

Incorporated by reference to Post-Effective Amendment No. 56, Filed on January 30, 2006 (File Nos. 002-74747, 811-03313).

                           PART C: OTHER INFORMATION

Item 23.  Exhibits

(a)(1) Amended and Restated Articles of Incorporation, as amended through January 20, 1995 (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 002-74747 and 811-03313)).

(a)(2) Certificate of Designation dated October 2, 1997, designating Class A, B, C and D shares for Tax Free Obligations Fund and Class A shares for Treasury Obligations Fund (Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 25, Filed on October 7, 1997 (File Nos. 002-74747 and 811-03313)).

(a)(3) Certificate of Designation dated March 2, 1998, designating Class A or Retail shares for Government Obligations Fund (Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 28, Filed on March 3, 1998 (File Nos. 002-74747 and 811-03313)).

(a)(4) Certificate of Designation dated June 1, 2001, designating Class A, Y and S shares of Ohio Tax Free Obligations Fund; Class I and S shares of Prime Obligations Fund; Class S shares of Government Obligations Fund; Class S shares of Treasury Obligations Fund; and Class S shares of Tax Free Obligations Fund (Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 36, Filed on June 27, 2001 (File Nos. 002-74747, 811-03313)).

(a)(5) Articles of Amendment to Articles of Incorporation dated November 26, 2001 (Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 40, Filed on November 30, 2001 (File Nos. 002-74747, 811-03313)).

(a)(6) Certificate of Designation dated June 5, 2003, designating Class Z shares of Prime Obligations Fund (Incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 44, Filed on June 6, 2003 (File Nos. 002-74747, 811-03313)).

(a)(7) Certificate of Designation dated December 2003, designating Class Z shares of Government Obligations Fund, Tax Free Obligations Fund, and Treasury Obligations Fund (Incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 47, Filed on December 1, 2003 (File Nos. 002-74747, 811-03313)).

(a)(8) Certificate of Designation dated September 20, 2004, designating Class A, D, Y and Z shares of U.S. Treasury Money Market Fund (Incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 50, Filed on October 15, 2004 (File Nos. 002-74747, 811-03313)).

(a)(9) Certificate of Designation dated May 5, 2005, designating Reserve shares of Treasury Obligations Fund (Incorporated by reference to Exhibit (1)(i) to the initial registration statement on Form N-14, Filed on May 20, 2005 (File Nos. 333-125098, 811-03313)).

(a)(10) Articles of Amendment to Articles of Incorporation dated August 30, 2005 (Incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment No. 55, Filed on October 28, 2005 (File Nos. 002-74747, 811-03313)).

(a)(11) Certificate of Designation designating Institutional Investor shares of Prime Obligations Fund, Government Obligations Fund, Treasury Obligations Fund, Tax Free Obligations Fund, and U.S. Treasury Money Market Fund. *

(b) Bylaws, as amended. *

(c) Not applicable.

(d)(1) Investment Advisory Agreement, dated January 20, 1995, between the Registrant and First Bank National Association (Incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 002-74747, 811-03313)).

(d)(2) Assignment and Assumption Agreement, dated May 2, 2001, relating to assignment of Investment Advisory Agreement to U.S. Bancorp Piper Jaffray Asset Management, Inc. (Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 51, Filed on November 30, 2004 (File Nos. 002-74747, 811-03313)).

(d)(3) Amendment to Exhibit A to Investment Advisory Agreement effective October 25, 2004 (series and fees) (Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 50, Filed on October 15, 2004 (File Nos. 002-74747, 811-03313)).

(d)(4) Expense Limitation Agreement between First American Funds, Inc. and U.S. Bancorp Asset Management, Inc. dated July 1, 2005, effective through October 31, 2006 (Incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 55, Filed on October 28, 2005 (File Nos. 002-74747, 811-03313)).

(d)(5) Amendment to Investment Advisory Agreement dated as of June 21, 2005, permitting First American Funds, Inc. to purchase securities from Piper Jaffray & Co. (Incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 54, Filed on August 16, 2005 (002-74747, 811-03313)).

(d)(6) Expense Limitation Agreement between First American Funds, Inc. and U.S. Bancorp Asset Management, Inc. with respect to Institutional Investor shares, effective through October 31, 2006. *

(e)(1) Distribution Agreement dated July 1, 2005, between First American Funds, Inc. and Quasar Distributors, LLC. (Incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 54, Filed on August 16, 2005 (002-74747, 811-03313)).

(e)(2) Form of Dealer Agreement. (Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 54, Filed on August 16, 2005 (002-74747, 811-03313)).

(f)(1) Deferred Compensation Plan for Directors Trust Agreement effective January 1, 2000, as amended February 2005 (Incorporated by reference to Exhibit
(8)(a) to initial registration statement on Form N-14, Filed on May 20, 2005 (File Nos. 333-125098, 811-03313)).

(f)(2) Deferred Compensation Plan for Directors Trust Agreement, Amended Summary of Terms dated February 2005 (Incorporated by reference to Exhibit (8)(b) to initial registration statement on Form N-14, Filed on May 20, 2005 (File Nos. 333-125098, 811-03313)).

(g)(1) Custodian Agreement dated September 20, 1993, between the Registrant and First Trust National Association (Incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 002-74747, 811-03313)).

(g)(2) Assignment and Assumption Agreement, dated May 1, 1998, assigning Custodian Agreements and Security Lending Agency Agreement to U.S. Bank National Association (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 30, Filed on December 2, 1998 (File Nos. 002-74747, 811-03313)).

(g)(3) Supplement to Custodian Agreement dated December 8, 1999 (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 33, Filed on November 29, 2000 (File Nos. 002-74747, 811-03313)).

(g)(4) Amendment and Restatement of Compensation Agreement and Amendment to Custodian Agreement dated as of July 1, 2005, between First American Funds, Inc. and U.S. Bank National Association, relating to compensation paid to custodian and transfer taxes and other disbursements. (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 54, Filed on August 16, 2005 (File Nos. 002-74747, 811-03313)).

(h)(1) Administration Agreement dated as of July 1, 2005, by and between First American Funds, Inc. and U.S. Bancorp Asset Management, Inc. (Incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 54, Filed on August 16, 2005 (File Nos. 002-74747, 811-03313)).

(h)(2) Schedule A to Administration Agreement dated as of July 1, 2005 (Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 55, Filed on October 28, 2005 (File Nos. 002-74747, 811-03313)).

(h)(3) Sub-Administration Agreement effective as of July 1, 2005, by and between U.S. Bancorp Asset Management Inc. and U.S. Bancorp Fund Services, LLC. (Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 54, Filed on August 16, 2005 (File Nos. 002-74747, 811-03313)).

(h)(4) Transfer Agent and Shareholder Servicing Agreement dated as of July 1, 2005, by and among First American Funds, Inc., U.S. Bancorp Fund Services, LLC, and U.S. Bancorp Asset Management, Inc. (Incorporated by reference to Exhibit
(h)(4) to Post-Effective Amendment No. 54, Filed on August 16, 2005 (File Nos. 002-74747, 811-03313)).

(h)(5) Amended Shareholder Service Plan and Agreement effective July 1, 2005, as further amended, between First American Funds, Inc. and U.S. Bancorp Asset Management, Inc. for Class A, Class D, Class I, Class Y, Institutional Investor, Piper Jaffray, and Reserve shares. *

(h)(6) Recordkeeping Agreement dated as of December 1, 2003, between the Registrant and Piper Jaffray & Co., relating to Piper Jaffray shares. (Incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 51, Filed on November 30, 2004 (File Nos. 002-74747, 811-03313)).

(i) Opinion and Consent of Dorsey & Whitney pertaining to Institutional Investor shares. *

(j) Consent of Ernst & Young LLP (Incorporated by reference to Exhibit (j) to Post-Effective Amendment No. 56, Filed on January 30, 2006 (File Nos. 002-74747, 811-03313)).

(k) Not applicable.

(l) Not applicable.

(m) Amended and Restated Distribution and Service Plan effective July 1, 2005, for Class A, Class B, Class C, Class D, Piper Jaffray, and Reserve shares. (Incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 54, Filed on August 16, 2005 (File Nos. 002-74747, 811-03313)).

(n) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 effective July 1, 2005, as further amended, for Class A, Class B, Class C, Class D, Class I, Class Y, Class Z shares, Institutional Investor shares, Reserve shares, and Piper Jaffray shares. *

(o) Reserved.

(p)(1) First American Funds Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 and Section 406 of the Sarbanes-Oxley Act, effective September 16, 2004, as amended April 14, 2005. (Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 52, Filed on May 20, 2005 (File Nos. 002-74747, 811-03313)).

(p)(2) U.S. Bancorp Asset Management Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940, effective January 1, 2005, as amended March 31, 2005. (Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 52, Filed on May 20, 2005 (File Nos. 002-74747, 811-03313)).

(p)(3) Quasar Distributors, LLC Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940, effective September 1, 2005 (Incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 55, Filed on October 28, 2005 (File Nos. 002-74747, 811-03313)).

(q) Power of Attorney dated September 15, 2004 (Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 50, Filed on October 15, 2004 (File Nos. 002-74747, 811-03313)).

* Filed herewith.

Item 24.  Persons Controlled by or Under Common Control with the Fund

Not applicable.

Item 25.  Indemnification

The Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and any rules, regulations, or releases promulgated thereunder. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit, and the Minnesota Statutes dealing with directors' conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation. The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2, 1980). Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser

Incorporated by reference to Post-Effective Amendment No. 56, Filed on January 30, 2006 (File Nos. 002-74747, 811-03313).

Item 27.  Principal Underwriters

Incorporated by reference to Post-Effective Amendment No. 56, Filed on January 30, 2006 (File Nos. 002-74747, 811-03313).

Item 28.  Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by U.S. Bancorp Asset Management, Inc., 800 Nicollet Mall, Minneapolis, Minnesota, 55402, and U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202.

Item 29.  Management Services

Not applicable.

Item 30.  Undertakings

Not applicable.

                                   SIGNATURES

The Registrant represents, pursuant to Rule 485(b)(2), that this Post-Effective Amendment No. 57 is filed solely for the purpose of submitting final versions of certain exhibits previously filed as "forms of" in connection with Post-Effective Amendment No. 56. Inasmuch as the final versions of these exhibits do not differ materially from the "forms of" previously filed, we believe that this amendment meets all the requirements for effectiveness under Rule 485(b) and, accordingly, will not delay the automatic 60-day effectiveness of Post-Effective Amendment No. 56.

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement Nos. 002-74747 and 811-03313 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 10th day of March, 2006.


                                         FIRST AMERICAN FUNDS, INC.

                                         By:  /s/ Thomas S. Schreier, Jr.
                                              ----------------------------------
                                              Thomas S. Schreier, Jr., President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signatures                                    Title
----------                                    -----

/s/ Thomas S. Schreier, Jr.                   President                                     March 10, 2006
------------------------------------
 Thomas S. Schreier, Jr.


/s/ Charles D. Gariboldi                      Treasurer (principal financial/accounting     March 10, 2006
-------------------------------------
 Charles D. Gariboldi                         officer)


/s/  *  Virginia L. Stringer                  Chair of the Board and Director               March 10, 2006
-------------------------------------
 Virginia L. Stringer


/s/  *  Benjamin R. Field III                 Director                                      March 10, 2006
-------------------------------------
 Benjamin R. Field III


/s/  *  Roger A. Gibson                       Director                                      March 10, 2006
-------------------------------------
Roger A. Gibson


/s / *  Victoria J. Herget                    Director                                      March 10, 2006
-------------------------------------
Victoria J. Herget


/s/ *  Leonard W. Kedrowski                   Director                                      March 10, 2006
-------------------------------------
Leonard W. Kedrowski


/s/ *  Richard K. Riederer                    Director                                      March 10, 2006
-------------------------------------
Richard K. Riederer


/s/ *  Joseph D. Strauss                      Director                                      March 10, 2006
-------------------------------------
Joseph D. Strauss


/s/ *  James M. Wade                          Director                                      March 10, 2006
-------------------------------------
James M. Wade


*By   /s/ Kathleen L. Prudhomme
      -------------------------------
         Kathleen L. Prudhomme
         Attorney-in-Fact


*        Pursuant to powers of attorney previously filed.